As filed with the Securities and Exchange Commission May 11, 2016

File Nos. 002-78047 and 811-03489

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 54

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 55
_____________________________________________________________________________________________

THE WRIGHT MANAGED EQUITY TRUST
177 West Putnam Avenue
Greenwich, CT 06830

207-347-2000

Adam R. Waldstein
Atlantic Fund Services
Three Canal Plaza, Suite 600
Portland, Maine 04101

It is proposed that this filing will become effective:

[X]      immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[   ]      on ______ pursuant to Rule 485, paragraph (b)(1)
[   ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[   ]      on ______ pursuant to Rule 485, paragraph (a)(1)
[   ]      75 days after filing pursuant to Rule 485, paragraph (a)(2)
[   ]      on ______ pursuant to Rule 485, paragraph (a)(2)
[   ]      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milford, and the State of Connecticut on the 11th day of May, 2016 .

THE WRIGHT MANAGED EQUITY TRUST

/s/ Peter M. Donovan
Peter M. Donovan, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on the 11th day of May, 2016 .

SIGNATURE	TITLE

/s/ Peter M. Donovan	President, Principal Executive Officer
Peter M. Donovan	and Trustee

Michael J. McKeen*	Treasurer, Principal Financial
Michael J. McKeen	and Accounting Officer

James J. Clarke*	Trustee
James J. Clarke

Dorcas R. Hardy*	Trustee
Dorcas R. Hardy

Richard E. Taber*	Trustee
Richard E. Taber

* By:  /s/ Peter M. Donovan
      Peter M. Donovan
Attorney-in-Fact
      Pursuant to power of attorney previously filed.

EXHIBITS LIST

EXHIBIT

Instance Document	Ex-101.INS
Schema Document	Ex-101.SCH
Definition Linkbase Document	Ex-101.DEF
Label Linkbase Document	Ex-101.LAB
Presentation Linkbase Document	Ex-101.PRE